Financial Instrument Risk Management - Credit Default Swaps by Underlying Financial Instrument Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of external credit grades [line items]
Notional amount	$ 165,557	$ 173,735
Fair value	160,982	177,789
Credit default swap contract
Disclosure of external credit grades [line items]
Notional amount	1,360	835
Fair value	16	14
Single Name Credit Default Swap Contract | Credit default swap contract
Disclosure of external credit grades [line items]
Notional amount	1,360	835
Fair value	16	14
Single Name Credit Default Swap Contract | AA | Credit default swap contract
Disclosure of external credit grades [line items]
Notional amount	20	38
Fair value	0	1
Single Name Credit Default Swap Contract | A | Credit default swap contract
Disclosure of external credit grades [line items]
Notional amount	587	347
Fair value	4	4
Single Name Credit Default Swap Contract | BBB | Credit default swap contract
Disclosure of external credit grades [line items]
Notional amount	706	431
Fair value	5	9
Single Name Credit Default Swap Contract | BB | Credit default swap contract
Disclosure of external credit grades [line items]
Notional amount	47	19
Fair value	$ 7	$ 0